Other Non-Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent [Abstract]
Advances made under EPC and non-EPC contracts	$ 20,000	$ 22,809	$ 32,049
Advances made to municipalities for water system enhancements	95,000	95,495	89,953
Advances and other asset conveyances to third parties to support LNG terminals	30,000	30,707	28,850
Tax-related payments and receivables	0	3,248	5,535
Information technology service assets	21,000	22,145	24,166
Other	2,000	10,939	14,265
Other non-current assets, net	$ 168,000	$ 185,343	$ 194,818